Related Party Transactions and Direction and Coordination Activity - Summary of Consolidated Statement of Cash Flows (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [Line Items]
Purchase of intangible and tangible assets on an accrual basis	€ 135	€ 159	€ 160
Other minor companies [member]
Disclosure of transactions between related parties [Line Items]
Purchase of intangible and tangible assets on an accrual basis	€ 1		1
Telefonica group [member]
Disclosure of transactions between related parties [Line Items]
Purchase of intangible and tangible assets on an accrual basis			22
Type of contract	Acquisition of transmission capacity with the Telefónica group
Cash flow [Member]
Disclosure of transactions between related parties [Line Items]
Purchase of intangible and tangible assets on an accrual basis	€ 5,769	€ 5,108	6,720
Cash flows from (used in) Discontinued operations/Non-current assets held for sale			€ (19)
Cash flow [Member] | Discontinued Operations [member]
Disclosure of transactions between related parties [Line Items]
Purchase of intangible and tangible assets on an accrual basis, percentage	2.30%	3.10%	2.70%
Purchase of intangible and tangible assets on an accrual basis, Transactions of Discontinued Operations			€ (2)
Italtel group [member]
Disclosure of transactions between related parties [Line Items]
Purchase of intangible and tangible assets on an accrual basis	€ 132	€ 157	158
Type of contract	Purchases of telecommunications equipment
Movenda S.p.A. [member]
Disclosure of transactions between related parties [Line Items]
Purchase of intangible and tangible assets on an accrual basis	€ 2	2	1
Type of contract	Information technology services and licenses for Mobile Connect Cardlets
Associates, subsidiaries of associates and joint ventures [member] | Cash flow [Member] | Continuing operations [member]
Disclosure of transactions between related parties [Line Items]
Purchase of intangible and tangible assets on an accrual basis	€ 135	159	160
Other related parties [member] | Cash flow [Member] | Continuing operations [member]
Disclosure of transactions between related parties [Line Items]
Purchase of intangible and tangible assets on an accrual basis			22
Cash flows from (used in) Discontinued operations/Non-current assets held for sale			(2)
Related parties [member] | Cash flow [Member] | Discontinued Operations [member]
Disclosure of transactions between related parties [Line Items]
Purchase of intangible and tangible assets on an accrual basis		159	180
Related parties [member] | Cash flow [Member] | Continuing operations [member]
Disclosure of transactions between related parties [Line Items]
Purchase of intangible and tangible assets on an accrual basis	€ 135	€ 159	182
Cash flows from (used in) Discontinued operations/Non-current assets held for sale			€ (2)